BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents ,current	R$ 19,474	R$ 10,576
Amounts from related parties (Note 29)	68,924	67,669
Trade accounts receivable, current	68,924	67,669
Other assets	268,246	434,229
Other assets, current	259,426	253,144
Other assets, non-current	8,820	181,085
Trade accounts payable	509,836	375,299
Trade accounts payable and other payables, current	509,836	375,299
Leases, current	31,134	26,435
Leases, non-current		29,525
Other liabilities and leases	36,805	180,684
Other liabilities, current	5,103	118,303
Other liabilities, non-current	568	6,421
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	27,211	26,078
Trade accounts payable	100,886	11,920
Other liabilities and leases	1,107	101,224
Telefónica Latinoamerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	252	2,791
Trade accounts payable		5,765
Other liabilities and leases	997
Telefónica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	100,886	6,155
Other liabilities and leases	110	101,224
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	26,959	23,287
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	19,474	10,576
Amounts from related parties (Note 29)	68,924	67,669
Other assets	241,035	408,151
Trade accounts payable	408,950	363,379
Other liabilities and leases	35,698	79,460
Telefonica Global Solutions Participações
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	5,128	5,295
Other assets	136	124
Trade accounts payable	31,475	42,639
Other liabilities and leases	318	318
Telefónica Compras Electrónica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	25,924	28,525
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	76,682	78,128
Telefônica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	1,560	1,799
Other assets	40	74
Other liabilities and leases	3,315	5,109
Telefónica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable		32,579
Other liabilities and leases	16,765
Telefónica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	15,746	25,006
Trade accounts payable	45,468	29,076
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	17,545	1,179
Other assets	240	1,388
Trade accounts payable	37,211	20,423
Other liabilities and leases	1,572	8,113
Companhia AIX Participações
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	2,779	2,636
Other liabilities and leases	31,134	55,960
Telefónica IoT & Big Data Tech
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	20,012	32,065
Trade accounts payable	27,041	26,971
Telefonica Ciberseguranca e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	66,478	39,163
Other liabilities and leases	164
FiBrasil Infraestrutura e Fibra Ótica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	6,691	7,232
Other assets	39,188	35,297
Trade accounts payable	38,922	24,280
Other liabilities and leases	487	9,466
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	6,601	6,720
Other assets	11,242	28,784
Trade accounts payable	36,890	38,959
Other liabilities and leases	2,023	494
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	9,270	7,869
Other assets	3,238	2,196
Telefonica Moviles Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	1	1,724
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	5,886	6,273
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	19,474	10,576
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)	496	4,572
Other assets	10,164	2,809
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	156,775	305,414
TelefonicaGlobalTechnologyMember
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 19,474	R$ 10,576